November 14, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:       Nuveen Unit Investment Trust, Series 161

File No. 333-212474

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent post-effective amendment to the Registration Statement of Form S-6 (the “Registration Statement”) for the above-referenced unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post-effective amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on November 14, 2016.

Nuveen Securities, LLC

By:   /s/ John Browning

John Browning

                        Managing Director